Shareholder Report, Line Graph (Details) 194908_Aristotle Small-Mid Cap Equity Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 911,423	$ 909,957	$ 801,848	$ 902,033	$ 924,610	$ 501,646	$ 683,139	$ 672,920	$ 603,922	$ 500,000	$ 1,036,546
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Total Return
Accumulated Value	1,530,979	1,427,899	1,104,388	1,208,040	1,079,336	664,091	730,778	671,877	590,333	500,000	$ 1,807,865
Russell 2500 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2500 Total Return
Accumulated Value	$ 1,107,684	$ 1,143,243	$ 941,472	$ 1,050,622	$ 1,047,049	$ 552,823	$ 713,057	$ 682,460	$ 607,645	$ 500,000	$ 1,367,386